RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 24, 2023	Jul. 26, 2023	Jun. 26, 2023	Jun. 20, 2023	Apr. 17, 2023	Feb. 23, 2023	Feb. 22, 2023	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Nov. 28, 2022	Apr. 11, 2022
Related Party Transaction [Line Items]
Consulting fees										$ 56,868		$ 10,847	$ 76,793	$ 19,851		$ 102,286	$ 119,863
Total proceeds											$ 1,750,000
Receivable																44,481
GK Partners [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares										105,000			105,000		105,000
Exercise price per share										$ 1.00			$ 1.00		$ 1.00
Total proceeds	$ 30,000	$ 25,000	$ 25,000	$ 1,750,000				$ 115,000	$ 115,000				$ 25,000
Stock issued during period, shares, new issues						2,500,000	2,500,000
GK Partners [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				2,500,000
GK Partners [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				2,500,000
Myson Inc [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				5,000,000
Myson Inc [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				5,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Total proceeds											$ 2,500
Stock issued during period, shares, new issues											2,500,000
Common Stock [Member] | GK Partners [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares																			6,000,000
Exercise price per share																			$ 1.00
Warrant [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares								115,000	115,000
Exercise price per share								$ 1.00	$ 1.00									$ 1.00
Warrant [Member] | GK Partners [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares	30,000	25,000	25,000					115,000	115,000	25,000			25,000		25,000				6,000,000
Exercise price per share	$ 1.00	$ 1.00	$ 1.00	$ 1.00				$ 1.00	$ 1.00	$ 1.00			$ 1.00		$ 1.00				$ 1.00
Mr.Michael Adams [Member]
Related Party Transaction [Line Items]
Consulting fees																0	12,000
Reimburse for office expense and car allowance																$ 0	2,000
Mr.Michael Adams [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of outstanding common stock																1.00%
Mr Bennett Yankowitz [Member]
Related Party Transaction [Line Items]
Legal fees													$ 19,527	$ 13,716		$ 35,415	11,453
Due to related party																12,217	$ 11,512
Other Liabilities, Current										$ 0			$ 0		$ 0	6,574
Mr Yankowitz [Member]
Related Party Transaction [Line Items]
Legal fees															$ 3,442
Mr Yankowitz [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares																		250,000
Exercise price per share																		$ 1.00
GK Partners [Member]
Related Party Transaction [Line Items]
Receivable																$ 44,481
Henrik Rouf [Member]
Related Party Transaction [Line Items]
Payments to Employees					$ 72,000
Debt Instrument, Term					1 year
Bennett Yankowitz [Member]
Related Party Transaction [Line Items]
Payments to Employees					$ 36,000
Debt Instrument, Term					1 year